Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of Non-Financial Assets [Line Items]
Total depreciation	$ 19,736	$ 13,447	$ 22,157
Total amortization	42,535	56,801	57,278
Total depreciation and amortization	62,271	70,248	79,435
Employee benefits expense:
Salaries and wages	468,178	351,401	273,326
Variable compensation	82,391	62,106	33,067
Payroll taxes	53,189	42,020	30,478
Share-based payment expense	313,395	257,762	162,873
Defined contribution plan expense	29,783	22,566	16,839
Contractor expense	35,343	27,263	23,666
Other	63,362	53,654	44,877
Total employee benefits expense	1,045,641	816,772	585,126
Patents and trademarks
Disclosure of Non-Financial Assets [Line Items]
Total amortization	5,377	7,796	6,990
Customer relationships
Disclosure of Non-Financial Assets [Line Items]
Total amortization	8,086	21,015	29,100
Acquired developed technology
Disclosure of Non-Financial Assets [Line Items]
Total amortization	29,072	27,990	21,188
Equipment
Disclosure of Non-Financial Assets [Line Items]
Total depreciation	2,077	1,336	1,214
Computer hardware and software
Disclosure of Non-Financial Assets [Line Items]
Total depreciation	1,096	1,476	11,543
Furniture and fittings
Disclosure of Non-Financial Assets [Line Items]
Total depreciation	3,000	2,031	1,485
Leasehold improvements
Disclosure of Non-Financial Assets [Line Items]
Total depreciation	$ 13,563	$ 8,604	$ 7,915